Financial Instruments - Risk Management - Schedule of Maximum Credit Exposures (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents	$ 118,598	$ 31,698
Trade and other receivables	176,322	24,767
Term deposit		250,000
Total maximum credit exposure	$ 294,920	$ 306,465